Asset Retirement Obligations (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2014	Mar. 31, 2014	Jun. 30, 2013	Mar. 31, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Changes in ARO liability
Asset retirement obligation, beginning of period	$ 5,187	$ 3,029	$ 2,250	$ 2,145	$ 3,029	$ 2,145	$ 2,145	$ 1,104	$ 742
Additional liability incurred		214		62	382	111	226	201	297
Liabilities acquired		1,294		0	1,312	0	471	562	0
Liabilities settled		(10)		0	(10)	0	(14)	(5)	0
Accretion expense	104	72	45	43	176	88	201	98	65
Revisions in estimated liabilities		588		0	588	0	0	185	0
Asset retirement obligation, end of period	5,477	5,187	2,344	2,250	5,477	2,344	3,029	2,145	1,104
Less current portion	40	40	20	20	40	20	40	20	0
Asset retirement obligations - long-term	$ 5,437	$ 5,147	$ 2,324	$ 2,230	$ 5,437	$ 2,324	$ 2,989	$ 2,125	$ 1,104